Expense Example {- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - K PRO-07 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Class K	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640